Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Funds Trust
Entity Central Index Key	0001066602
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000091284
Shareholder Report [Line Items]
Fund Name	Voya Floating Rate Fund
Class Name	Class A
Trading Symbol	IFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$115	1.11%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes I and W shares outperformed and Classes A, C, and R shares underperformed the Morningstar® LSTA® US Leveraged Loan Index primarily due to avoidance of underperforming loans & maintaining higher-rated quality positions, particularly single-B rated loans. The limited exposure to CCC rated loans boosted performance.

↑ Top contributors to performance: By industry, selection in the software space, food products, chemicals, commercial services and supplies and beverages contributed. At an issuer level, the avoidance of weaker loans such as Ascend Performance Materials Llc, Tropicana Products Inc. and Mcafee Enterprise contributed.

↓ Top detractors from performance: Underweight in diversified telecommunication services and selection in specialty retail and pharmaceuticals were the main detractors. By issuer, an underweight allocation in Altice France S.A. (Fka Sfr Group S.A., Aka Numericable) and the overweight allocation in Leslies Poolmart, Inc. detracted.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Morningstar®LSTA® US Leveraged Loan Index
2015	$9,750	$10,000	$10,000	$10,000
2016	$9,725	$9,975	$10,196	$9,875
2017	$10,356	$10,622	$10,241	$10,835
2018	$10,676	$10,950	$10,364	$11,315
2019	$10,879	$11,158	$10,828	$11,651
2020	$9,536	$9,782	$11,795	$10,584
2021	$11,127	$11,414	$11,879	$12,776
2022	$11,367	$11,659	$11,386	$13,191
2023	$11,221	$11,510	$10,842	$13,526
2024	$12,329	$12,646	$11,026	$15,213
2025	$13,155	$13,494	$11,564	$16,256

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	4.07%	6.09%	2.78%
Class A - Excluding Sales Charge	6.70%	6.65%	3.04%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Morningstar®LSTA® US Leveraged Loan Index	6.86%	8.96%	4.98%

AssetsNet	$ 177,346,128
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$177,346,128 # of Portfolio Holdings372 Portfolio Turnover Rate78% Investment Advisory Fees Paid$1,041,391
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.2%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	93.0%

Largest Holdings [Text Block]

Top 10 Holdings

AssuredPartners Inc., 7.825%, 02/14/31	0.7%
UKG Inc., 7.300%, 02/10/31	0.7%
Great Outdoors Group LLC, 7.575%, 01/16/32	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
AthenaHealth Group Inc., 7.325%, 02/15/29	0.7%
Opella Healthc, 03/01/32	0.6%
Cotiviti Inc., 7.073%, 05/01/31	0.6%
Alliant Holdings Intermediate LLC, 7.069%, 09/19/31	0.6%
Focus Financial Partners LLC, 7.075%, 09/15/31	0.6%
Fertitta Entertainment LLC, 7.825%, 01/27/29	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2025. For more complete information, you may review the Fund's next Prospectus, which we expect to be available on or about July 31, 2025. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. The Fund’s net annual operating expenses increased 0.12% from fiscal year ended March 31, 2024 to March 31, 2025 due to proxy and solicitation costs associated with obtaining shareholder approval relating to the proposed reorganization into Voya Short Duration High Income Fund.

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000091285
Shareholder Report [Line Items]
Fund Name	Voya Floating Rate Fund
Class Name	Class C
Trading Symbol	IFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$191	1.86%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes I and W shares outperformed and Classes A, C, and R shares underperformed the Morningstar® LSTA® US Leveraged Loan Index primarily due to avoidance of underperforming loans & maintaining higher-rated quality positions, particularly single-B rated loans. The limited exposure to CCC rated loans boosted performance.

↑ Top contributors to performance: By industry, selection in the software space, food products, chemicals, commercial services and supplies and beverages contributed. At an issuer level, the avoidance of weaker loans such as Ascend Performance Materials Llc, Tropicana Products Inc. and Mcafee Enterprise contributed.

↓ Top detractors from performance: Underweight in diversified telecommunication services and selection in specialty retail and pharmaceuticals were the main detractors. By issuer, an underweight allocation in Altice France S.A. (Fka Sfr Group S.A., Aka Numericable) and the overweight allocation in Leslies Poolmart, Inc. detracted.

Line Graph [Table Text Block]
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Morningstar®LSTA® US Leveraged Loan Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,900	$9,900	$10,196	$9,875
2017	$10,464	$10,464	$10,241	$10,835
2018	$10,717	$10,717	$10,364	$11,315
2019	$10,829	$10,829	$10,828	$11,651
2020	$9,421	$9,421	$11,795	$10,584
2021	$10,911	$10,911	$11,879	$12,776
2022	$11,050	$11,050	$11,386	$13,191
2023	$10,827	$10,827	$10,842	$13,526
2024	$11,895	$11,895	$11,026	$15,213
2025	$12,693	$12,693	$11,564	$16,256

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	4.95%	5.85%	2.41%
Class C - Excluding Sales Charge	5.91%	5.85%	2.41%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Morningstar®LSTA® US Leveraged Loan Index	6.86%	8.96%	4.98%

AssetsNet	$ 177,346,128
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$177,346,128 # of Portfolio Holdings372 Portfolio Turnover Rate78% Investment Advisory Fees Paid$1,041,391
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.2%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	93.0%

Largest Holdings [Text Block]

Top 10 Holdings

AssuredPartners Inc., 7.825%, 02/14/31	0.7%
UKG Inc., 7.300%, 02/10/31	0.7%
Great Outdoors Group LLC, 7.575%, 01/16/32	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
AthenaHealth Group Inc., 7.325%, 02/15/29	0.7%
Opella Healthc, 03/01/32	0.6%
Cotiviti Inc., 7.073%, 05/01/31	0.6%
Alliant Holdings Intermediate LLC, 7.069%, 09/19/31	0.6%
Focus Financial Partners LLC, 7.075%, 09/15/31	0.6%
Fertitta Entertainment LLC, 7.825%, 01/27/29	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2025. For more complete information, you may review the Fund's next Prospectus, which we expect to be available on or about July 31, 2025. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. The Fund’s net annual operating expenses increased 0.12% from fiscal year ended March 31, 2024 to March 31, 2025 due to proxy and solicitation costs associated with obtaining shareholder approval relating to the proposed reorganization into Voya Short Duration High Income Fund.

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000091286
Shareholder Report [Line Items]
Fund Name	Voya Floating Rate Fund
Class Name	Class I
Trading Symbol	IFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes I and W shares outperformed and Classes A, C, and R shares underperformed the Morningstar® LSTA® US Leveraged Loan Index primarily due to avoidance of underperforming loans & maintaining higher-rated quality positions, particularly single-B rated loans. The limited exposure to CCC rated loans boosted performance.

↑ Top contributors to performance: By industry, selection in the software space, food products, chemicals, commercial services and supplies and beverages contributed. At an issuer level, the avoidance of weaker loans such as Ascend Performance Materials Llc, Tropicana Products Inc. and Mcafee Enterprise contributed.

↓ Top detractors from performance: Underweight in diversified telecommunication services and selection in specialty retail and pharmaceuticals were the main detractors. By issuer, an underweight allocation in Altice France S.A. (Fka Sfr Group S.A., Aka Numericable) and the overweight allocation in Leslies Poolmart, Inc. detracted.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Morningstar®LSTA® US Leveraged Loan Index
2015	$250,000	$250,000	$250,000
2016	$250,021	$254,900	$246,875
2017	$266,933	$256,022	$270,871
2018	$276,179	$259,094	$282,871
2019	$281,885	$270,701	$291,272
2020	$247,736	$294,875	$264,592
2021	$289,785	$296,968	$319,389
2022	$296,753	$284,644	$329,769
2023	$293,689	$271,038	$338,145
2024	$323,867	$275,640	$380,327
2025	$346,465	$289,090	$406,400

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	6.98%	6.94%	3.32%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Morningstar®LSTA® US Leveraged Loan Index	6.86%	8.96%	4.98%

AssetsNet	$ 177,346,128
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$177,346,128 # of Portfolio Holdings372 Portfolio Turnover Rate78% Investment Advisory Fees Paid$1,041,391
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.2%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	93.0%

Largest Holdings [Text Block]

Top 10 Holdings

AssuredPartners Inc., 7.825%, 02/14/31	0.7%
UKG Inc., 7.300%, 02/10/31	0.7%
Great Outdoors Group LLC, 7.575%, 01/16/32	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
AthenaHealth Group Inc., 7.325%, 02/15/29	0.7%
Opella Healthc, 03/01/32	0.6%
Cotiviti Inc., 7.073%, 05/01/31	0.6%
Alliant Holdings Intermediate LLC, 7.069%, 09/19/31	0.6%
Focus Financial Partners LLC, 7.075%, 09/15/31	0.6%
Fertitta Entertainment LLC, 7.825%, 01/27/29	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2025. For more complete information, you may review the Fund's next Prospectus, which we expect to be available on or about July 31, 2025. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. The Fund’s net annual operating expenses increased 0.12% from fiscal year ended March 31, 2024 to March 31, 2025 due to proxy and solicitation costs associated with obtaining shareholder approval relating to the proposed reorganization into Voya Short Duration High Income Fund.

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000091287
Shareholder Report [Line Items]
Fund Name	Voya Floating Rate Fund
Class Name	Class R
Trading Symbol	IFRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$140	1.36%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes I and W shares outperformed and Classes A, C, and R shares underperformed the Morningstar® LSTA® US Leveraged Loan Index primarily due to avoidance of underperforming loans & maintaining higher-rated quality positions, particularly single-B rated loans. The limited exposure to CCC rated loans boosted performance.

↑ Top contributors to performance: By industry, selection in the software space, food products, chemicals, commercial services and supplies and beverages contributed. At an issuer level, the avoidance of weaker loans such as Ascend Performance Materials Llc, Tropicana Products Inc. and Mcafee Enterprise contributed.

↓ Top detractors from performance: Underweight in diversified telecommunication services and selection in specialty retail and pharmaceuticals were the main detractors. By issuer, an underweight allocation in Altice France S.A. (Fka Sfr Group S.A., Aka Numericable) and the overweight allocation in Leslies Poolmart, Inc. detracted.

Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	Morningstar®LSTA® US Leveraged Loan Index
2015	$10,000	$10,000	$10,000
2016	$9,950	$10,196	$9,875
2017	$10,560	$10,241	$10,835
2018	$10,870	$10,364	$11,315
2019	$11,050	$10,828	$11,651
2020	$9,660	$11,795	$10,584
2021	$11,247	$11,879	$12,776
2022	$11,447	$11,386	$13,191
2023	$11,272	$10,842	$13,526
2024	$12,371	$11,026	$15,213
2025	$13,167	$11,564	$16,256

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	6.44%	6.39%	2.79%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Morningstar®LSTA® US Leveraged Loan Index	6.86%	8.96%	4.98%

AssetsNet	$ 177,346,128
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$177,346,128 # of Portfolio Holdings372 Portfolio Turnover Rate78% Investment Advisory Fees Paid$1,041,391
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.2%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	93.0%

Largest Holdings [Text Block]

Top 10 Holdings

AssuredPartners Inc., 7.825%, 02/14/31	0.7%
UKG Inc., 7.300%, 02/10/31	0.7%
Great Outdoors Group LLC, 7.575%, 01/16/32	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
AthenaHealth Group Inc., 7.325%, 02/15/29	0.7%
Opella Healthc, 03/01/32	0.6%
Cotiviti Inc., 7.073%, 05/01/31	0.6%
Alliant Holdings Intermediate LLC, 7.069%, 09/19/31	0.6%
Focus Financial Partners LLC, 7.075%, 09/15/31	0.6%
Fertitta Entertainment LLC, 7.825%, 01/27/29	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2025. For more complete information, you may review the Fund's next Prospectus, which we expect to be available on or about July 31, 2025. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. The Fund’s net annual operating expenses increased 0.12% from fiscal year ended March 31, 2024 to March 31, 2025 due to proxy and solicitation costs associated with obtaining shareholder approval relating to the proposed reorganization into Voya Short Duration High Income Fund.

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000091288
Shareholder Report [Line Items]
Fund Name	Voya Floating Rate Fund
Class Name	Class W
Trading Symbol	IFRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes I and W shares outperformed and Classes A, C, and R shares underperformed the Morningstar® LSTA® US Leveraged Loan Index primarily due to avoidance of underperforming loans & maintaining higher-rated quality positions, particularly single-B rated loans. The limited exposure to CCC rated loans boosted performance.

↑ Top contributors to performance: By industry, selection in the software space, food products, chemicals, commercial services and supplies and beverages contributed. At an issuer level, the avoidance of weaker loans such as Ascend Performance Materials Llc, Tropicana Products Inc. and Mcafee Enterprise contributed.

↓ Top detractors from performance: Underweight in diversified telecommunication services and selection in specialty retail and pharmaceuticals were the main detractors. By issuer, an underweight allocation in Altice France S.A. (Fka Sfr Group S.A., Aka Numericable) and the overweight allocation in Leslies Poolmart, Inc. detracted.

Line Graph [Table Text Block]
	Class W	Bloomberg U.S. Aggregate Bond Index	Morningstar®LSTA® US Leveraged Loan Index
2015	$10,000	$10,000	$10,000
2016	$10,001	$10,196	$9,875
2017	$10,676	$10,241	$10,835
2018	$11,045	$10,364	$11,315
2019	$11,261	$10,828	$11,651
2020	$9,898	$11,795	$10,584
2021	$11,589	$11,879	$12,776
2022	$11,854	$11,386	$13,191
2023	$11,731	$10,842	$13,526
2024	$12,934	$11,026	$15,213
2025	$13,837	$11,564	$16,256

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	6.98%	6.93%	3.30%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Morningstar®LSTA® US Leveraged Loan Index	6.86%	8.96%	4.98%

AssetsNet	$ 177,346,128
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$177,346,128 # of Portfolio Holdings372 Portfolio Turnover Rate78% Investment Advisory Fees Paid$1,041,391
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.2%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	93.0%

Largest Holdings [Text Block]

Top 10 Holdings

AssuredPartners Inc., 7.825%, 02/14/31	0.7%
UKG Inc., 7.300%, 02/10/31	0.7%
Great Outdoors Group LLC, 7.575%, 01/16/32	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
AthenaHealth Group Inc., 7.325%, 02/15/29	0.7%
Opella Healthc, 03/01/32	0.6%
Cotiviti Inc., 7.073%, 05/01/31	0.6%
Alliant Holdings Intermediate LLC, 7.069%, 09/19/31	0.6%
Focus Financial Partners LLC, 7.075%, 09/15/31	0.6%
Fertitta Entertainment LLC, 7.825%, 01/27/29	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2025. For more complete information, you may review the Fund's next Prospectus, which we expect to be available on or about July 31, 2025. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. The Fund’s net annual operating expenses increased 0.12% from fiscal year ended March 31, 2024 to March 31, 2025 due to proxy and solicitation costs associated with obtaining shareholder approval relating to the proposed reorganization into Voya Short Duration High Income Fund.

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000023002
Shareholder Report [Line Items]
Fund Name	Voya GNMA Income Fund
Class Name	Class A
Trading Symbol	LEXNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Class C underperformed the Bloomberg GNMA Index.

↑ Top contributors to performance: Outperformance largely driven by off-benchmark collateralized mortgage obligation (CMO) holdings. The Fund uses Treasury futures to manage exposure to interest rate risk. The Fund had a slight overweight to duration for most of the year & the positioning contributed to performance.

↓ Top detractors from performance: Meanwhile, security selection in GNMA pools detracted.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
2015	$9,753	$10,000	$10,000	$10,000
2016	$9,969	$10,221	$10,196	$10,240
2017	$10,013	$10,266	$10,241	$10,249
2018	$10,021	$10,274	$10,364	$10,278
2019	$10,407	$10,670	$10,828	$10,736
2020	$10,973	$11,250	$11,795	$11,470
2021	$11,091	$11,371	$11,879	$11,428
2022	$10,607	$10,876	$11,386	$10,903
2023	$10,127	$10,383	$10,842	$10,414
2024	$10,248	$10,507	$11,026	$10,586
2025	$10,795	$11,068	$11,564	$11,134

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	2.67%	-0.83%	0.77%
Class A - Excluding Sales Charge	5.34%	-0.33%	1.02%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg GNMA Index	5.18%	-0.59%	1.08%

AssetsNet	$ 1,109,751,915
Holdings Count | Holding	804
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,109,751,915 # of Portfolio Holdings804 Portfolio Turnover Rate457% Investment Advisory Fees Paid$4,692,226
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(31.5)%
Asset-Backed Securities	0.1%
Commercial Mortgage-Backed Securities	3.7%
Collateralized Mortgage Obligations	48.6%
U.S. Government Agency Obligations	79.1%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.500%, 04/20/55	11.6%
Ginnie Mae, 5.000%, 04/20/55	11.4%
Ginnie Mae, 6.000%, 04/20/55	5.1%
Ginnie Mae, 2.000%, 03/20/52	3.2%
Ginnie Mae, 4.500%, 04/20/55	3.1%
Ginnie Mae - Class FE, 5.594%, 01/20/55	2.8%
Ginnie Mae, 2.000%, 05/15/54	2.6%
Ginnie Mae, 2.500%, 03/20/51	2.4%
Ginnie Mae, 2.000%, 12/20/50	2.3%
Ginnie Mae, 3.000%, 10/20/51	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000023004
Shareholder Report [Line Items]
Fund Name	Voya GNMA Income Fund
Class Name	Class C
Trading Symbol	LEGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$163	1.59%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Class C underperformed the Bloomberg GNMA Index.

↑ Top contributors to performance: Outperformance largely driven by off-benchmark collateralized mortgage obligation (CMO) holdings. The Fund uses Treasury futures to manage exposure to interest rate risk. The Fund had a slight overweight to duration for most of the year & the positioning contributed to performance.

↓ Top detractors from performance: Meanwhile, security selection in GNMA pools detracted.

Line Graph [Table Text Block]
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,146	$10,146	$10,196	$10,240
2017	$10,108	$10,108	$10,241	$10,249
2018	$10,052	$10,052	$10,364	$10,278
2019	$10,349	$10,349	$10,828	$10,736
2020	$10,832	$10,832	$11,795	$11,470
2021	$10,879	$10,879	$11,879	$11,428
2022	$10,324	$10,324	$11,386	$10,903
2023	$9,779	$9,779	$10,842	$10,414
2024	$9,896	$9,896	$11,026	$10,586
2025	$10,424	$10,424	$11,564	$11,134

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	3.71%	-1.03%	0.42%
Class C - Excluding Sales Charge	4.71%	-1.03%	0.42%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg GNMA Index	5.18%	-0.59%	1.08%

AssetsNet	$ 1,109,751,915
Holdings Count | Holding	804
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,109,751,915 # of Portfolio Holdings804 Portfolio Turnover Rate457% Investment Advisory Fees Paid$4,692,226
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(31.5)%
Asset-Backed Securities	0.1%
Commercial Mortgage-Backed Securities	3.7%
Collateralized Mortgage Obligations	48.6%
U.S. Government Agency Obligations	79.1%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.500%, 04/20/55	11.6%
Ginnie Mae, 5.000%, 04/20/55	11.4%
Ginnie Mae, 6.000%, 04/20/55	5.1%
Ginnie Mae, 2.000%, 03/20/52	3.2%
Ginnie Mae, 4.500%, 04/20/55	3.1%
Ginnie Mae - Class FE, 5.594%, 01/20/55	2.8%
Ginnie Mae, 2.000%, 05/15/54	2.6%
Ginnie Mae, 2.500%, 03/20/51	2.4%
Ginnie Mae, 2.000%, 12/20/50	2.3%
Ginnie Mae, 3.000%, 10/20/51	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000023005
Shareholder Report [Line Items]
Fund Name	Voya GNMA Income Fund
Class Name	Class I
Trading Symbol	LEINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Class C underperformed the Bloomberg GNMA Index.

↑ Top contributors to performance: Outperformance largely driven by off-benchmark collateralized mortgage obligation (CMO) holdings. The Fund uses Treasury futures to manage exposure to interest rate risk. The Fund had a slight overweight to duration for most of the year & the positioning contributed to performance.

↓ Top detractors from performance: Meanwhile, security selection in GNMA pools detracted.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
2015	$250,000	$250,000	$250,000
2016	$256,251	$254,900	$256,000
2017	$258,189	$256,022	$256,230
2018	$259,146	$259,094	$256,948
2019	$269,916	$270,701	$268,408
2020	$285,431	$294,875	$286,740
2021	$289,710	$296,968	$285,708
2022	$277,609	$284,644	$272,565
2023	$266,201	$271,038	$260,354
2024	$269,887	$275,640	$264,647
2025	$285,530	$289,090	$278,355

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	5.80%	0.01%	1.34%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg GNMA Index	5.18%	-0.59%	1.08%

AssetsNet	$ 1,109,751,915
Holdings Count | Holding	804
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,109,751,915 # of Portfolio Holdings804 Portfolio Turnover Rate457% Investment Advisory Fees Paid$4,692,226
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(31.5)%
Asset-Backed Securities	0.1%
Commercial Mortgage-Backed Securities	3.7%
Collateralized Mortgage Obligations	48.6%
U.S. Government Agency Obligations	79.1%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.500%, 04/20/55	11.6%
Ginnie Mae, 5.000%, 04/20/55	11.4%
Ginnie Mae, 6.000%, 04/20/55	5.1%
Ginnie Mae, 2.000%, 03/20/52	3.2%
Ginnie Mae, 4.500%, 04/20/55	3.1%
Ginnie Mae - Class FE, 5.594%, 01/20/55	2.8%
Ginnie Mae, 2.000%, 05/15/54	2.6%
Ginnie Mae, 2.500%, 03/20/51	2.4%
Ginnie Mae, 2.000%, 12/20/50	2.3%
Ginnie Mae, 3.000%, 10/20/51	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000122009
Shareholder Report [Line Items]
Fund Name	Voya GNMA Income Fund
Class Name	Class R6
Trading Symbol	VGMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Class C underperformed the Bloomberg GNMA Index.

↑ Top contributors to performance: Outperformance largely driven by off-benchmark collateralized mortgage obligation (CMO) holdings. The Fund uses Treasury futures to manage exposure to interest rate risk. The Fund had a slight overweight to duration for most of the year & the positioning contributed to performance.

↓ Top detractors from performance: Meanwhile, security selection in GNMA pools detracted.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
7/31/2020	$1,000,000	$1,000,000	$1,000,000
2021	$1,006,408	$964,356	$993,128
2022	$965,562	$924,336	$947,444
2023	$924,879	$880,152	$905,000
2024	$938,182	$895,096	$919,924
2025	$993,060	$938,776	$967,572

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (7/31/2020)
Class R6	5.85%	-0.15%
Bloomberg U.S. Aggregate Bond Index	4.88%	-1.35%
Bloomberg GNMA Index	5.18%	-0.70%

AssetsNet	$ 1,109,751,915
Holdings Count | Holding	804
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,109,751,915 # of Portfolio Holdings804 Portfolio Turnover Rate457% Investment Advisory Fees Paid$4,692,226
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(31.5)%
Asset-Backed Securities	0.1%
Commercial Mortgage-Backed Securities	3.7%
Collateralized Mortgage Obligations	48.6%
U.S. Government Agency Obligations	79.1%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.500%, 04/20/55	11.6%
Ginnie Mae, 5.000%, 04/20/55	11.4%
Ginnie Mae, 6.000%, 04/20/55	5.1%
Ginnie Mae, 2.000%, 03/20/52	3.2%
Ginnie Mae, 4.500%, 04/20/55	3.1%
Ginnie Mae - Class FE, 5.594%, 01/20/55	2.8%
Ginnie Mae, 2.000%, 05/15/54	2.6%
Ginnie Mae, 2.500%, 03/20/51	2.4%
Ginnie Mae, 2.000%, 12/20/50	2.3%
Ginnie Mae, 3.000%, 10/20/51	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000057275
Shareholder Report [Line Items]
Fund Name	Voya GNMA Income Fund
Class Name	Class W
Trading Symbol	IGMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Class C underperformed the Bloomberg GNMA Index.

↑ Top contributors to performance: Outperformance largely driven by off-benchmark collateralized mortgage obligation (CMO) holdings. The Fund uses Treasury futures to manage exposure to interest rate risk. The Fund had a slight overweight to duration for most of the year & the positioning contributed to performance.

↓ Top detractors from performance: Meanwhile, security selection in GNMA pools detracted.

Line Graph [Table Text Block]
	Class W	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
2015	$10,000	$10,000	$10,000
2016	$10,246	$10,196	$10,240
2017	$10,320	$10,241	$10,249
2018	$10,354	$10,364	$10,278
2019	$10,780	$10,828	$10,736
2020	$11,393	$11,795	$11,470
2021	$11,559	$11,879	$11,428
2022	$11,071	$11,386	$10,903
2023	$10,612	$10,842	$10,414
2024	$10,754	$11,026	$10,586
2025	$11,371	$11,564	$11,134

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	5.74%	-0.04%	1.29%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg GNMA Index	5.18%	-0.59%	1.08%

AssetsNet	$ 1,109,751,915
Holdings Count | Holding	804
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,109,751,915 # of Portfolio Holdings804 Portfolio Turnover Rate457% Investment Advisory Fees Paid$4,692,226
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(31.5)%
Asset-Backed Securities	0.1%
Commercial Mortgage-Backed Securities	3.7%
Collateralized Mortgage Obligations	48.6%
U.S. Government Agency Obligations	79.1%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.500%, 04/20/55	11.6%
Ginnie Mae, 5.000%, 04/20/55	11.4%
Ginnie Mae, 6.000%, 04/20/55	5.1%
Ginnie Mae, 2.000%, 03/20/52	3.2%
Ginnie Mae, 4.500%, 04/20/55	3.1%
Ginnie Mae - Class FE, 5.594%, 01/20/55	2.8%
Ginnie Mae, 2.000%, 05/15/54	2.6%
Ginnie Mae, 2.500%, 03/20/51	2.4%
Ginnie Mae, 2.000%, 12/20/50	2.3%
Ginnie Mae, 3.000%, 10/20/51	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000215435
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Fund
Class Name	Class A
Trading Symbol	VYAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 424,383,095
Holdings Count | Holding	16
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$424,383,095 # of Portfolio Holdings16 Investment Advisory Fees Paid$757,419
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	21.9%
U.S. Government Agency Debt	17.1%
U.S. Treasury Repurchase Agreements	27.4%
U.S. Treasury Debt	33.6%

Material Fund Change [Text Block]
C000215437
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Fund
Class Name	Class C
Trading Symbol	VYBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$137	1.35%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.35%
AssetsNet	$ 424,383,095
Holdings Count | Holding	16
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$424,383,095 # of Portfolio Holdings16 Investment Advisory Fees Paid$757,419
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	21.9%
U.S. Government Agency Debt	17.1%
U.S. Treasury Repurchase Agreements	27.4%
U.S. Treasury Debt	33.6%

Material Fund Change [Text Block]
C000215436
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Fund
Class Name	Class I
Trading Symbol	VYCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 424,383,095
Holdings Count | Holding	16
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$424,383,095 # of Portfolio Holdings16 Investment Advisory Fees Paid$757,419
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	21.9%
U.S. Government Agency Debt	17.1%
U.S. Treasury Repurchase Agreements	27.4%
U.S. Treasury Debt	33.6%

Material Fund Change [Text Block]
C000250818
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Fund
Class Name	Class R6
Trading Symbol	VYHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Government Money Market Fund for the period of June 11, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6Footnote Reference*	$29	0.35%
Footnote	Description
Footnote*	Expenses are for the period from June 11, 2024, commencement of operations, to March 31, 2025. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.35%
AssetsNet	$ 424,383,095
Holdings Count | Holding	16
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$424,383,095 # of Portfolio Holdings16 Investment Advisory Fees Paid$757,419
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	21.9%
U.S. Government Agency Debt	17.1%
U.S. Treasury Repurchase Agreements	27.4%
U.S. Treasury Debt	33.6%

Material Fund Change [Text Block]
C000215433
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Fund
Class Name	Class W
Trading Symbol	VYGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 424,383,095
Holdings Count | Holding	16
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$424,383,095 # of Portfolio Holdings16 Investment Advisory Fees Paid$757,419
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	21.9%
U.S. Government Agency Debt	17.1%
U.S. Treasury Repurchase Agreements	27.4%
U.S. Treasury Debt	33.6%

Material Fund Change [Text Block]
C000023007
Shareholder Report [Line Items]
Fund Name	Voya High Yield Bond Fund
Class Name	Class A
Trading Symbol	IHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund underperformed the Bloomberg High Yield - 2% Issuer Constrained Composite Index primarily due to not owning select distressed names that rallied due to idiosyncratic reasons.

↑ Top contributors to performance: Security selection within: chemicals, primarily due to owning Trinseo Materials Operating SGA & Iris Holdings; within energy, primarily due midstream over exploration and production (E&P); and lastly within financials, overweight to wealth management firms & insurance brokers positively impacted performance.

↓ Top detractors from performance: Security selection in: cable and satellite, primarily due to owning CSC Holdings & the avoidance of prior underperforming credits that rallied due to company-specific reasons;  within media, largely due to owning Scripps Escrow; and lastly, in healthcare and pharma, primarily due to the owning select underperforming credits & avoiding select issuers that saw their price increases.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2015	$9,749	$10,000	$10,000	$10,000
2016	$9,616	$9,864	$10,196	$9,634
2017	$10,782	$11,060	$10,241	$11,213
2018	$11,053	$11,339	$10,364	$11,637
2019	$11,609	$11,908	$10,828	$12,327
2020	$10,940	$11,222	$11,795	$11,471
2021	$13,101	$13,439	$11,879	$14,184
2022	$13,020	$13,356	$11,386	$14,091
2023	$12,359	$12,678	$10,842	$13,619
2024	$13,458	$13,806	$11,026	$15,138
2025	$14,337	$14,707	$11,564	$16,302

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	3.81%	5.02%	3.67%
Class A - Excluding Sales Charge	6.53%	5.56%	3.93%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.69%	7.28%	5.01%

AssetsNet	$ 357,363,343
Holdings Count | Holding	328
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$357,363,343 # of Portfolio Holdings328 Portfolio Turnover Rate75% Investment Advisory Fees Paid$2,230,115
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.7%
Bank Loans	6.0%
Corporate Bonds/Notes	89.3%

Largest Holdings [Text Block]

Top 10 Holdings

Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Service Corp. International, 5.750%, 10/15/32	0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 03/15/33	0.6%
CSC Holdings LLC, 5.500%, 04/15/27	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000023009
Shareholder Report [Line Items]
Fund Name	Voya High Yield Bond Fund
Class Name	Class C
Trading Symbol	IMYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$181	1.76%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund underperformed the Bloomberg High Yield - 2% Issuer Constrained Composite Index primarily due to not owning select distressed names that rallied due to idiosyncratic reasons.

↑ Top contributors to performance: Security selection within: chemicals, primarily due to owning Trinseo Materials Operating SGA & Iris Holdings; within energy, primarily due midstream over exploration and production (E&P); and lastly within financials, overweight to wealth management firms & insurance brokers positively impacted performance.

↓ Top detractors from performance: Security selection in: cable and satellite, primarily due to owning CSC Holdings & the avoidance of prior underperforming credits that rallied due to company-specific reasons;  within media, largely due to owning Scripps Escrow; and lastly, in healthcare and pharma, primarily due to the owning select underperforming credits & avoiding select issuers that saw their price increases.

Line Graph [Table Text Block]
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,776	$9,776	$10,196	$9,634
2017	$10,895	$10,895	$10,241	$11,213
2018	$11,086	$11,086	$10,364	$11,637
2019	$11,556	$11,556	$10,828	$12,327
2020	$10,808	$10,808	$11,795	$11,471
2021	$12,848	$12,848	$11,879	$14,184
2022	$12,673	$12,673	$11,386	$14,091
2023	$11,929	$11,929	$10,842	$13,619
2024	$12,990	$12,990	$11,026	$15,138
2025	$13,838	$13,838	$11,564	$16,302

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	4.89%	4.78%	3.30%
Class C - Excluding Sales Charge	5.89%	4.78%	3.30%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.69%	7.28%	5.01%

AssetsNet	$ 357,363,343
Holdings Count | Holding	328
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$357,363,343 # of Portfolio Holdings328 Portfolio Turnover Rate75% Investment Advisory Fees Paid$2,230,115
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.7%
Bank Loans	6.0%
Corporate Bonds/Notes	89.3%

Largest Holdings [Text Block]

Top 10 Holdings

Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Service Corp. International, 5.750%, 10/15/32	0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 03/15/33	0.6%
CSC Holdings LLC, 5.500%, 04/15/27	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000069597
Shareholder Report [Line Items]
Fund Name	Voya High Yield Bond Fund
Class Name	Class I
Trading Symbol	IHYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund underperformed the Bloomberg High Yield - 2% Issuer Constrained Composite Index primarily due to not owning select distressed names that rallied due to idiosyncratic reasons.

↑ Top contributors to performance: Security selection within: chemicals, primarily due to owning Trinseo Materials Operating SGA & Iris Holdings; within energy, primarily due midstream over exploration and production (E&P); and lastly within financials, overweight to wealth management firms & insurance brokers positively impacted performance.

↓ Top detractors from performance: Security selection in: cable and satellite, primarily due to owning CSC Holdings & the avoidance of prior underperforming credits that rallied due to company-specific reasons;  within media, largely due to owning Scripps Escrow; and lastly, in healthcare and pharma, primarily due to the owning select underperforming credits & avoiding select issuers that saw their price increases.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2015	$250,000	$250,000	$250,000
2016	$247,205	$254,900	$240,850
2017	$278,195	$256,022	$280,325
2018	$286,189	$259,094	$290,922
2019	$301,618	$270,701	$308,173
2020	$285,194	$294,875	$286,786
2021	$342,783	$296,968	$354,611
2022	$341,809	$284,644	$352,271
2023	$325,308	$271,038	$340,469
2024	$355,490	$275,640	$378,438
2025	$380,012	$289,090	$407,544

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	6.90%	5.91%	4.28%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.69%	7.28%	5.01%

AssetsNet	$ 357,363,343
Holdings Count | Holding	328
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$357,363,343 # of Portfolio Holdings328 Portfolio Turnover Rate75% Investment Advisory Fees Paid$2,230,115
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.7%
Bank Loans	6.0%
Corporate Bonds/Notes	89.3%

Largest Holdings [Text Block]

Top 10 Holdings

Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Service Corp. International, 5.750%, 10/15/32	0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 03/15/33	0.6%
CSC Holdings LLC, 5.500%, 04/15/27	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000139707
Shareholder Report [Line Items]
Fund Name	Voya High Yield Bond Fund
Class Name	Class R
Trading Symbol	IRSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$130	1.26%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund underperformed the Bloomberg High Yield - 2% Issuer Constrained Composite Index primarily due to not owning select distressed names that rallied due to idiosyncratic reasons.

↑ Top contributors to performance: Security selection within: chemicals, primarily due to owning Trinseo Materials Operating SGA & Iris Holdings; within energy, primarily due midstream over exploration and production (E&P); and lastly within financials, overweight to wealth management firms & insurance brokers positively impacted performance.

↓ Top detractors from performance: Security selection in: cable and satellite, primarily due to owning CSC Holdings & the avoidance of prior underperforming credits that rallied due to company-specific reasons;  within media, largely due to owning Scripps Escrow; and lastly, in healthcare and pharma, primarily due to the owning select underperforming credits & avoiding select issuers that saw their price increases.

Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2015	$10,000	$10,000	$10,000
2016	$9,829	$10,196	$9,634
2017	$10,994	$10,241	$11,213
2018	$11,257	$10,364	$11,637
2019	$11,794	$10,828	$12,327
2020	$11,088	$11,795	$11,471
2021	$13,244	$11,879	$14,184
2022	$13,129	$11,386	$14,091
2023	$12,424	$10,842	$13,619
2024	$13,494	$11,026	$15,138
2025	$14,340	$11,564	$16,302

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	6.26%	5.28%	3.67%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.69%	7.28%	5.01%

AssetsNet	$ 357,363,343
Holdings Count | Holding	328
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$357,363,343 # of Portfolio Holdings328 Portfolio Turnover Rate75% Investment Advisory Fees Paid$2,230,115
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.7%
Bank Loans	6.0%
Corporate Bonds/Notes	89.3%

Largest Holdings [Text Block]

Top 10 Holdings

Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Service Corp. International, 5.750%, 10/15/32	0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 03/15/33	0.6%
CSC Holdings LLC, 5.500%, 04/15/27	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000172347
Shareholder Report [Line Items]
Fund Name	Voya High Yield Bond Fund
Class Name	Class R6
Trading Symbol	VHYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund underperformed the Bloomberg High Yield - 2% Issuer Constrained Composite Index primarily due to not owning select distressed names that rallied due to idiosyncratic reasons.

↑ Top contributors to performance: Security selection within: chemicals, primarily due to owning Trinseo Materials Operating SGA & Iris Holdings; within energy, primarily due midstream over exploration and production (E&P); and lastly within financials, overweight to wealth management firms & insurance brokers positively impacted performance.

↓ Top detractors from performance: Security selection in: cable and satellite, primarily due to owning CSC Holdings & the avoidance of prior underperforming credits that rallied due to company-specific reasons;  within media, largely due to owning Scripps Escrow; and lastly, in healthcare and pharma, primarily due to the owning select underperforming credits & avoiding select issuers that saw their price increases.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
8/3/2016	$1,000,000	$1,000,000	$1,000,000
2017	$1,064,042	$985,848	$1,076,236
2018	$1,095,676	$997,676	$1,116,916
2019	$1,156,215	$1,042,372	$1,183,148
2020	$1,092,708	$1,135,456	$1,101,040
2021	$1,315,550	$1,143,520	$1,361,432
2022	$1,312,785	$1,096,064	$1,352,448
2023	$1,250,548	$1,043,672	$1,307,140
2024	$1,367,296	$1,061,392	$1,452,908
2025	$1,462,503	$1,113,184	$1,564,656

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (8/3/2016)
Class R6	6.96%	6.00%	4.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.25%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.69%	7.28%	5.31%

AssetsNet	$ 357,363,343
Holdings Count | Holding	328
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$357,363,343 # of Portfolio Holdings328 Portfolio Turnover Rate75% Investment Advisory Fees Paid$2,230,115
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.7%
Bank Loans	6.0%
Corporate Bonds/Notes	89.3%

Largest Holdings [Text Block]

Top 10 Holdings

Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Service Corp. International, 5.750%, 10/15/32	0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 03/15/33	0.6%
CSC Holdings LLC, 5.500%, 04/15/27	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000103051
Shareholder Report [Line Items]
Fund Name	Voya High Yield Bond Fund
Class Name	Class W
Trading Symbol	IHYWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund underperformed the Bloomberg High Yield - 2% Issuer Constrained Composite Index primarily due to not owning select distressed names that rallied due to idiosyncratic reasons.

↑ Top contributors to performance: Security selection within: chemicals, primarily due to owning Trinseo Materials Operating SGA & Iris Holdings; within energy, primarily due midstream over exploration and production (E&P); and lastly within financials, overweight to wealth management firms & insurance brokers positively impacted performance.

↓ Top detractors from performance: Security selection in: cable and satellite, primarily due to owning CSC Holdings & the avoidance of prior underperforming credits that rallied due to company-specific reasons;  within media, largely due to owning Scripps Escrow; and lastly, in healthcare and pharma, primarily due to the owning select underperforming credits & avoiding select issuers that saw their price increases.

Line Graph [Table Text Block]
	Class W	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2015	$10,000	$10,000	$10,000
2016	$9,892	$10,196	$9,634
2017	$11,118	$10,241	$11,213
2018	$11,427	$10,364	$11,637
2019	$12,031	$10,828	$12,327
2020	$11,368	$11,795	$11,471
2021	$13,646	$11,879	$14,184
2022	$13,613	$11,386	$14,091
2023	$12,949	$10,842	$13,619
2024	$14,135	$11,026	$15,138
2025	$15,095	$11,564	$16,302

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	6.79%	5.84%	4.20%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.69%	7.28%	5.01%

AssetsNet	$ 357,363,343
Holdings Count | Holding	328
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$357,363,343 # of Portfolio Holdings328 Portfolio Turnover Rate75% Investment Advisory Fees Paid$2,230,115
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.7%
Bank Loans	6.0%
Corporate Bonds/Notes	89.3%

Largest Holdings [Text Block]

Top 10 Holdings

Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Service Corp. International, 5.750%, 10/15/32	0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 03/15/33	0.6%
CSC Holdings LLC, 5.500%, 04/15/27	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000023012
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Fund
Class Name	Class A
Trading Symbol	IIBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R, R6, and W shares outperformed and Class C shares underperformed the Bloomberg US Aggregate Bond Index. Both sector allocation & security selection decisions contributed, while duration positioning detracted.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities, investement grade corporates & commerical mortgage-backed securities. Allocation to non-agency residential mortgage-backed securities and credit risk transfer.

↓ Top detractors from performance: Duration positioning.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index
2015	$9,752	$10,000	$10,000
2016	$9,862	$10,112	$10,196
2017	$10,077	$10,334	$10,241
2018	$10,254	$10,514	$10,364
2019	$10,693	$10,965	$10,828
2020	$11,152	$11,436	$11,795
2021	$11,835	$12,136	$11,879
2022	$11,279	$11,566	$11,386
2023	$10,623	$10,893	$10,842
2024	$10,960	$11,238	$11,026
2025	$11,554	$11,848	$11,564

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	2.81%	0.20%	1.45%
Class A - Excluding Sales Charge	5.42%	0.71%	1.71%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 9,506,411,538
Holdings Count | Holding	2,404
InvestmentCompanyPortfolioTurnover	152.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,506,411,538 # of Portfolio Holdings2,404 Portfolio Turnover Rate152% Investment Advisory Fees Paid$24,138,421
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.7%
Sovereign Bonds	2.4%
Commercial Mortgage-Backed Securities	9.9%
U.S. Treasury Obligations	11.1%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.7%
U.S. Government Agency Obligations	21.0%
Corporate Bonds/Notes	27.8%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 4.750%, 02/15/45	3.6%
United States Treasury Notes, 3.875%, 03/15/28	1.7%
United States Treasury Notes, 4.625%, 02/15/35	1.3%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Ginnie Mae, 5.500%, 04/20/55	1.2%
United States Treasury Notes, 3.875%, 03/31/27	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%
Ginnie Mae, 4.500%, 07/20/53	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000023014
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Fund
Class Name	Class C
Trading Symbol	IICCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$146	1.43%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R, R6, and W shares outperformed and Class C shares underperformed the Bloomberg US Aggregate Bond Index. Both sector allocation & security selection decisions contributed, while duration positioning detracted.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities, investement grade corporates & commerical mortgage-backed securities. Allocation to non-agency residential mortgage-backed securities and credit risk transfer.

↓ Top detractors from performance: Duration positioning.

Line Graph [Table Text Block]
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,037	$10,037	$10,196
2017	$10,190	$10,190	$10,241
2018	$10,291	$10,291	$10,364
2019	$10,652	$10,652	$10,828
2020	$11,016	$11,016	$11,795
2021	$11,604	$11,604	$11,879
2022	$10,974	$10,974	$11,386
2023	$10,256	$10,256	$10,842
2024	$10,581	$10,581	$11,026
2025	$11,155	$11,155	$11,564

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	3.64%	-0.03%	1.10%
Class C - Excluding Sales Charge	4.64%	-0.03%	1.10%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 9,506,411,538
Holdings Count | Holding	2,404
InvestmentCompanyPortfolioTurnover	152.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,506,411,538 # of Portfolio Holdings2,404 Portfolio Turnover Rate152% Investment Advisory Fees Paid$24,138,421
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.7%
Sovereign Bonds	2.4%
Commercial Mortgage-Backed Securities	9.9%
U.S. Treasury Obligations	11.1%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.7%
U.S. Government Agency Obligations	21.0%
Corporate Bonds/Notes	27.8%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 4.750%, 02/15/45	3.6%
United States Treasury Notes, 3.875%, 03/15/28	1.7%
United States Treasury Notes, 4.625%, 02/15/35	1.3%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Ginnie Mae, 5.500%, 04/20/55	1.2%
United States Treasury Notes, 3.875%, 03/31/27	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%
Ginnie Mae, 4.500%, 07/20/53	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000023015
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Fund
Class Name	Class I
Trading Symbol	IICIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R, R6, and W shares outperformed and Class C shares underperformed the Bloomberg US Aggregate Bond Index. Both sector allocation & security selection decisions contributed, while duration positioning detracted.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities, investement grade corporates & commerical mortgage-backed securities. Allocation to non-agency residential mortgage-backed securities and credit risk transfer.

↓ Top detractors from performance: Duration positioning.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
2015	$250,000	$250,000
2016	$253,394	$254,900
2017	$260,062	$256,022
2018	$265,509	$259,094
2019	$277,806	$270,701
2020	$290,377	$294,875
2021	$309,449	$296,968
2022	$295,854	$284,644
2023	$279,556	$271,038
2024	$289,790	$275,640
2025	$306,253	$289,090

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	5.68%	1.07%	2.05%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 9,506,411,538
Holdings Count | Holding	2,404
InvestmentCompanyPortfolioTurnover	152.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,506,411,538 # of Portfolio Holdings2,404 Portfolio Turnover Rate152% Investment Advisory Fees Paid$24,138,421
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.7%
Sovereign Bonds	2.4%
Commercial Mortgage-Backed Securities	9.9%
U.S. Treasury Obligations	11.1%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.7%
U.S. Government Agency Obligations	21.0%
Corporate Bonds/Notes	27.8%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 4.750%, 02/15/45	3.6%
United States Treasury Notes, 3.875%, 03/15/28	1.7%
United States Treasury Notes, 4.625%, 02/15/35	1.3%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Ginnie Mae, 5.500%, 04/20/55	1.2%
United States Treasury Notes, 3.875%, 03/31/27	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%
Ginnie Mae, 4.500%, 07/20/53	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000023011
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Fund
Class Name	Class R
Trading Symbol	IIBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$95	0.93%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R, R6, and W shares outperformed and Class C shares underperformed the Bloomberg US Aggregate Bond Index. Both sector allocation & security selection decisions contributed, while duration positioning detracted.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities, investement grade corporates & commerical mortgage-backed securities. Allocation to non-agency residential mortgage-backed securities and credit risk transfer.

↓ Top detractors from performance: Duration positioning.

Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,088	$10,196
2017	$10,283	$10,241
2018	$10,447	$10,364
2019	$10,857	$10,828
2020	$11,295	$11,795
2021	$11,956	$11,879
2022	$11,366	$11,386
2023	$10,679	$10,842
2024	$10,991	$11,026
2025	$11,557	$11,564

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	5.16%	0.46%	1.46%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 9,506,411,538
Holdings Count | Holding	2,404
InvestmentCompanyPortfolioTurnover	152.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,506,411,538 # of Portfolio Holdings2,404 Portfolio Turnover Rate152% Investment Advisory Fees Paid$24,138,421
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.7%
Sovereign Bonds	2.4%
Commercial Mortgage-Backed Securities	9.9%
U.S. Treasury Obligations	11.1%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.7%
U.S. Government Agency Obligations	21.0%
Corporate Bonds/Notes	27.8%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 4.750%, 02/15/45	3.6%
United States Treasury Notes, 3.875%, 03/15/28	1.7%
United States Treasury Notes, 4.625%, 02/15/35	1.3%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Ginnie Mae, 5.500%, 04/20/55	1.2%
United States Treasury Notes, 3.875%, 03/31/27	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%
Ginnie Mae, 4.500%, 07/20/53	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000122010
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Fund
Class Name	Class R6
Trading Symbol	IIBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R, R6, and W shares outperformed and Class C shares underperformed the Bloomberg US Aggregate Bond Index. Both sector allocation & security selection decisions contributed, while duration positioning detracted.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities, investement grade corporates & commerical mortgage-backed securities. Allocation to non-agency residential mortgage-backed securities and credit risk transfer.

↓ Top detractors from performance: Duration positioning.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
2015	$1,000,000	$1,000,000
2016	$1,014,679	$1,019,600
2017	$1,040,450	$1,024,088
2018	$1,063,404	$1,036,376
2019	$1,112,866	$1,082,804
2020	$1,164,838	$1,179,500
2021	$1,240,617	$1,187,872
2022	$1,187,821	$1,138,576
2023	$1,123,000	$1,084,152
2024	$1,163,468	$1,102,560
2025	$1,231,681	$1,156,360

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	5.86%	1.12%	2.11%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 9,506,411,538
Holdings Count | Holding	2,404
InvestmentCompanyPortfolioTurnover	152.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,506,411,538 # of Portfolio Holdings2,404 Portfolio Turnover Rate152% Investment Advisory Fees Paid$24,138,421
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.7%
Sovereign Bonds	2.4%
Commercial Mortgage-Backed Securities	9.9%
U.S. Treasury Obligations	11.1%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.7%
U.S. Government Agency Obligations	21.0%
Corporate Bonds/Notes	27.8%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 4.750%, 02/15/45	3.6%
United States Treasury Notes, 3.875%, 03/15/28	1.7%
United States Treasury Notes, 4.625%, 02/15/35	1.3%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Ginnie Mae, 5.500%, 04/20/55	1.2%
United States Treasury Notes, 3.875%, 03/31/27	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%
Ginnie Mae, 4.500%, 07/20/53	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000057276
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Fund
Class Name	Class W
Trading Symbol	IIBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R, R6, and W shares outperformed and Class C shares underperformed the Bloomberg US Aggregate Bond Index. Both sector allocation & security selection decisions contributed, while duration positioning detracted.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities, investement grade corporates & commerical mortgage-backed securities. Allocation to non-agency residential mortgage-backed securities and credit risk transfer.

↓ Top detractors from performance: Duration positioning.

Line Graph [Table Text Block]
	Class W	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,128	$10,196
2017	$10,386	$10,241
2018	$10,594	$10,364
2019	$11,076	$10,828
2020	$11,580	$11,795
2021	$12,320	$11,879
2022	$11,770	$11,386
2023	$11,112	$10,842
2024	$11,506	$11,026
2025	$12,147	$11,564

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	5.57%	0.96%	1.96%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 9,506,411,538
Holdings Count | Holding	2,404
InvestmentCompanyPortfolioTurnover	152.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,506,411,538 # of Portfolio Holdings2,404 Portfolio Turnover Rate152% Investment Advisory Fees Paid$24,138,421
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.7%
Sovereign Bonds	2.4%
Commercial Mortgage-Backed Securities	9.9%
U.S. Treasury Obligations	11.1%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.7%
U.S. Government Agency Obligations	21.0%
Corporate Bonds/Notes	27.8%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 4.750%, 02/15/45	3.6%
United States Treasury Notes, 3.875%, 03/15/28	1.7%
United States Treasury Notes, 4.625%, 02/15/35	1.3%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Ginnie Mae, 5.500%, 04/20/55	1.2%
United States Treasury Notes, 3.875%, 03/31/27	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%
Ginnie Mae, 4.500%, 07/20/53	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000240916
Shareholder Report [Line Items]
Fund Name	Voya Short Duration High Income Fund
Class Name	Class A
Trading Symbol	VVJBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed ICE BofA 1-3 Year US Treasury Index.

↑ Top contributors to performance: Performance benefited from industry weightings & a consistent fundamental credit selection framework. Industries that aided performance in the period: financial services, air transportation and energy made the largest positive contributions.

↓ Top detractors from performance: Utilities, retail & automotive were the largest detractors from performance.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 year U.S. Treasury Index
2/9/2023	$9,747	$10,000	$10,000	$10,000
2023	$9,727	$9,979	$10,095	$10,127
2024	$10,788	$11,068	$10,267	$10,427
2025	$11,454	$11,752	$10,768	$10,993

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (2/9/2023)
Class A - Including Sales ChargeFootnote Reference*	3.52%	6.56%
Class A - Excluding Sales Charge	6.18%	7.85%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.52%
ICE BofA 1-3 year U.S. Treasury Index	5.43%	4.53%

AssetsNet	$ 268,014,621
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$268,014,621 # of Portfolio Holdings112 Portfolio Turnover Rate68% Investment Advisory Fees Paid$903,894
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.6%
Common Stock	0.2%
Bank Loans	8.8%
Corporate Bonds/Notes	84.4%

Largest Holdings [Text Block]

Top 10 Holdings

NFE Financing LLC, 12.000%, 11/15/29	3.5%
CVR Energy, Inc., 8.500%, 01/15/29	2.6%
Consensus Cloud Solutions, Inc., 6.000%, 10/15/26	2.6%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/28	2.5%
Mobius Merger Sub, Inc., 9.000%, 06/01/30	2.5%
Champions Financing, Inc., 8.750%, 02/15/29	2.4%
Asurion LLC, 8.840%, 01/20/29	2.4%
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 06/15/27	2.4%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 9.375%, 06/01/28	2.4%
Quikrete Holdings Inc, 6.593%, 02/10/32	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000242678
Shareholder Report [Line Items]
Fund Name	Voya Short Duration High Income Fund
Class Name	Class C
Trading Symbol	VVJGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$161	1.58%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed ICE BofA 1-3 Year US Treasury Index.

↑ Top contributors to performance: Performance benefited from industry weightings & a consistent fundamental credit selection framework. Industries that aided performance in the period: financial services, air transportation and energy made the largest positive contributions.

↓ Top detractors from performance: Utilities, retail & automotive were the largest detractors from performance.

Line Graph [Table Text Block]
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 year U.S. Treasury Index
4/20/2023	$10,000	$10,000	$10,000	$10,000
2024	$10,969	$10,969	$10,176	$10,293
2025	$11,574	$11,574	$10,673	$10,852

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (4/20/2023)
Class C - Including Sales ChargeFootnote Reference*	4.54%	7.78%
Class C - Excluding Sales Charge	5.51%	7.78%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.41%
ICE BofA 1-3 year U.S. Treasury Index	5.43%	4.29%

AssetsNet	$ 268,014,621
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$268,014,621 # of Portfolio Holdings112 Portfolio Turnover Rate68% Investment Advisory Fees Paid$903,894
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.6%
Common Stock	0.2%
Bank Loans	8.8%
Corporate Bonds/Notes	84.4%

Largest Holdings [Text Block]

Top 10 Holdings

NFE Financing LLC, 12.000%, 11/15/29	3.5%
CVR Energy, Inc., 8.500%, 01/15/29	2.6%
Consensus Cloud Solutions, Inc., 6.000%, 10/15/26	2.6%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/28	2.5%
Mobius Merger Sub, Inc., 9.000%, 06/01/30	2.5%
Champions Financing, Inc., 8.750%, 02/15/29	2.4%
Asurion LLC, 8.840%, 01/20/29	2.4%
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 06/15/27	2.4%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 9.375%, 06/01/28	2.4%
Quikrete Holdings Inc, 6.593%, 02/10/32	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000240914
Shareholder Report [Line Items]
Fund Name	Voya Short Duration High Income Fund
Class Name	Class I
Trading Symbol	VVJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed ICE BofA 1-3 Year US Treasury Index.

↑ Top contributors to performance: Performance benefited from industry weightings & a consistent fundamental credit selection framework. Industries that aided performance in the period: financial services, air transportation and energy made the largest positive contributions.

↓ Top detractors from performance: Utilities, retail & automotive were the largest detractors from performance.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 year U.S. Treasury Index
2/9/2023	$250,000	$250,000	$250,000
2023	$249,577	$252,381	$253,178
2024	$277,502	$256,666	$260,686
2025	$295,382	$269,191	$274,833

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (2/9/2023)
Class I	6.44%	8.12%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.52%
ICE BofA 1-3 year U.S. Treasury Index	5.43%	4.53%

AssetsNet	$ 268,014,621
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$268,014,621 # of Portfolio Holdings112 Portfolio Turnover Rate68% Investment Advisory Fees Paid$903,894
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.6%
Common Stock	0.2%
Bank Loans	8.8%
Corporate Bonds/Notes	84.4%

Largest Holdings [Text Block]

Top 10 Holdings

NFE Financing LLC, 12.000%, 11/15/29	3.5%
CVR Energy, Inc., 8.500%, 01/15/29	2.6%
Consensus Cloud Solutions, Inc., 6.000%, 10/15/26	2.6%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/28	2.5%
Mobius Merger Sub, Inc., 9.000%, 06/01/30	2.5%
Champions Financing, Inc., 8.750%, 02/15/29	2.4%
Asurion LLC, 8.840%, 01/20/29	2.4%
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 06/15/27	2.4%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 9.375%, 06/01/28	2.4%
Quikrete Holdings Inc, 6.593%, 02/10/32	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000240915
Shareholder Report [Line Items]
Fund Name	Voya Short Duration High Income Fund
Class Name	Class R6
Trading Symbol	VVJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed ICE BofA 1-3 Year US Treasury Index.

↑ Top contributors to performance: Performance benefited from industry weightings & a consistent fundamental credit selection framework. Industries that aided performance in the period: financial services, air transportation and energy made the largest positive contributions.

↓ Top detractors from performance: Utilities, retail & automotive were the largest detractors from performance.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 year U.S. Treasury Index
2/9/2023	$1,000,000	$1,000,000	$1,000,000
2023	$998,264	$1,009,524	$1,012,712
2024	$1,109,225	$1,026,664	$1,042,744
2025	$1,181,866	$1,076,764	$1,099,332

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (2/9/2023)
Class R6	6.55%	8.13%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.52%
ICE BofA 1-3 year U.S. Treasury Index	5.43%	4.53%

AssetsNet	$ 268,014,621
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$268,014,621 # of Portfolio Holdings112 Portfolio Turnover Rate68% Investment Advisory Fees Paid$903,894
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.6%
Common Stock	0.2%
Bank Loans	8.8%
Corporate Bonds/Notes	84.4%

Largest Holdings [Text Block]

Top 10 Holdings

NFE Financing LLC, 12.000%, 11/15/29	3.5%
CVR Energy, Inc., 8.500%, 01/15/29	2.6%
Consensus Cloud Solutions, Inc., 6.000%, 10/15/26	2.6%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/28	2.5%
Mobius Merger Sub, Inc., 9.000%, 06/01/30	2.5%
Champions Financing, Inc., 8.750%, 02/15/29	2.4%
Asurion LLC, 8.840%, 01/20/29	2.4%
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 06/15/27	2.4%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 9.375%, 06/01/28	2.4%
Quikrete Holdings Inc, 6.593%, 02/10/32	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000121358
Shareholder Report [Line Items]
Fund Name	Voya Short Duration Bond Fund
Class Name	Class A
Trading Symbol	IASBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R6, and W shares outperformed and Classes C and R shares underperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, offset partially by duration and yield curve decisions.

↑ Top contributors to performance: Contributions were primarily sourced from allocations to off-benchmark securitized credit sectors. This includes allocation to higher quality commercial mortgage-backed securities (CMBS) bonds & asset-backed securities (ABS), including collateralized loan obligations (CLOs). Allocation to corporate credit also contributed, primarily via high yield corporates.

↓ Top detractors from performance: Due to having a relatively long duration position for most of the year, the elevated treasury rates over the period meant it detracted from performance.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2015	$9,746	$10,000	$10,000	$10,000
2016	$9,812	$10,068	$10,196	$10,104
2017	$9,925	$10,184	$10,241	$10,176
2018	$9,960	$10,220	$10,364	$10,200
2019	$10,244	$10,511	$10,828	$10,509
2020	$10,230	$10,496	$11,795	$10,985
2021	$10,893	$11,177	$11,879	$11,158
2022	$10,587	$10,863	$11,386	$10,833
2023	$10,499	$10,772	$10,842	$10,861
2024	$10,907	$11,191	$11,026	$11,240
2025	$11,527	$11,827	$11,564	$11,871

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	3.02%	1.91%	1.43%
Class A - Excluding Sales Charge	5.68%	2.42%	1.69%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.61%	1.56%	1.73%

AssetsNet	$ 594,132,543
Holdings Count | Holding	672
InvestmentCompanyPortfolioTurnover	284.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$594,132,543 # of Portfolio Holdings672 Portfolio Turnover Rate284% Investment Advisory Fees Paid$1,447,059
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.1%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	10.1%
Collateralized Mortgage Obligations	12.6%
Commercial Mortgage-Backed Securities	13.3%
Asset-Backed Securities	16.5%
Corporate Bonds/Notes	45.3%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.875%, 03/31/27	7.5%
Fannie Mae REMIC Trust - Class FL, 5.790%, 12/25/54	2.8%
United States Treasury Notes, 3.875%, 03/15/28	1.9%
Fannie Mae REMIC Trust - Class FD, 5.790%, 06/25/54	1.6%
Freddie Mac REMIC Trust - Class DF, 5.790%, 05/25/54	0.9%
Fannie Mae REMIC Trust - Class FH, 5.590%, 01/25/55	0.9%
Freddie Mac REMIC Trust - Class FA, 5.013%, 04/15/36	0.8%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 6.564%, 10/15/39	0.7%
BRSP Ltd. - Class B, 6.331%, 08/19/38	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000121359
Shareholder Report [Line Items]
Fund Name	Voya Short Duration Bond Fund
Class Name	Class C
Trading Symbol	ICSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$142	1.39%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R6, and W shares outperformed and Classes C and R shares underperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, offset partially by duration and yield curve decisions.

↑ Top contributors to performance: Contributions were primarily sourced from allocations to off-benchmark securitized credit sectors. This includes allocation to higher quality commercial mortgage-backed securities (CMBS) bonds & asset-backed securities (ABS), including collateralized loan obligations (CLOs). Allocation to corporate credit also contributed, primarily via high yield corporates.

↓ Top detractors from performance: Due to having a relatively long duration position for most of the year, the elevated treasury rates over the period meant it detracted from performance.

Line Graph [Table Text Block]
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,980	$9,980	$10,196	$10,104
2017	$10,021	$10,021	$10,241	$10,176
2018	$9,981	$9,981	$10,364	$10,200
2019	$10,178	$10,178	$10,828	$10,509
2020	$10,098	$10,098	$11,795	$10,985
2021	$10,673	$10,673	$11,879	$11,158
2022	$10,295	$10,295	$11,386	$10,833
2023	$10,144	$10,144	$10,842	$10,861
2024	$10,538	$10,538	$11,026	$11,240
2025	$11,137	$11,137	$11,564	$11,871

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	3.79%	1.65%	1.08%
Class C - Excluding Sales Charge	4.79%	1.65%	1.08%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.61%	1.56%	1.73%

AssetsNet	$ 594,132,543
Holdings Count | Holding	672
InvestmentCompanyPortfolioTurnover	284.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$594,132,543 # of Portfolio Holdings672 Portfolio Turnover Rate284% Investment Advisory Fees Paid$1,447,059
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.1%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	10.1%
Collateralized Mortgage Obligations	12.6%
Commercial Mortgage-Backed Securities	13.3%
Asset-Backed Securities	16.5%
Corporate Bonds/Notes	45.3%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.875%, 03/31/27	7.5%
Fannie Mae REMIC Trust - Class FL, 5.790%, 12/25/54	2.8%
United States Treasury Notes, 3.875%, 03/15/28	1.9%
Fannie Mae REMIC Trust - Class FD, 5.790%, 06/25/54	1.6%
Freddie Mac REMIC Trust - Class DF, 5.790%, 05/25/54	0.9%
Fannie Mae REMIC Trust - Class FH, 5.590%, 01/25/55	0.9%
Freddie Mac REMIC Trust - Class FA, 5.013%, 04/15/36	0.8%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 6.564%, 10/15/39	0.7%
BRSP Ltd. - Class B, 6.331%, 08/19/38	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000121360
Shareholder Report [Line Items]
Fund Name	Voya Short Duration Bond Fund
Class Name	Class I
Trading Symbol	IISBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R6, and W shares outperformed and Classes C and R shares underperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, offset partially by duration and yield curve decisions.

↑ Top contributors to performance: Contributions were primarily sourced from allocations to off-benchmark securitized credit sectors. This includes allocation to higher quality commercial mortgage-backed securities (CMBS) bonds & asset-backed securities (ABS), including collateralized loan obligations (CLOs). Allocation to corporate credit also contributed, primarily via high yield corporates.

↓ Top detractors from performance: Due to having a relatively long duration position for most of the year, the elevated treasury rates over the period meant it detracted from performance.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2015	$250,000	$250,000	$250,000
2016	$252,125	$254,900	$252,600
2017	$255,804	$256,022	$254,393
2018	$257,214	$259,094	$255,004
2019	$265,324	$270,701	$262,731
2020	$265,749	$294,875	$274,632
2021	$283,839	$296,968	$278,944
2022	$276,681	$284,644	$270,827
2023	$275,186	$271,038	$271,531
2024	$286,655	$275,640	$281,011
2025	$303,770	$289,090	$296,765

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	5.97%	2.71%	1.97%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.61%	1.56%	1.73%

AssetsNet	$ 594,132,543
Holdings Count | Holding	672
InvestmentCompanyPortfolioTurnover	284.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$594,132,543 # of Portfolio Holdings672 Portfolio Turnover Rate284% Investment Advisory Fees Paid$1,447,059
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.1%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	10.1%
Collateralized Mortgage Obligations	12.6%
Commercial Mortgage-Backed Securities	13.3%
Asset-Backed Securities	16.5%
Corporate Bonds/Notes	45.3%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.875%, 03/31/27	7.5%
Fannie Mae REMIC Trust - Class FL, 5.790%, 12/25/54	2.8%
United States Treasury Notes, 3.875%, 03/15/28	1.9%
Fannie Mae REMIC Trust - Class FD, 5.790%, 06/25/54	1.6%
Freddie Mac REMIC Trust - Class DF, 5.790%, 05/25/54	0.9%
Fannie Mae REMIC Trust - Class FH, 5.590%, 01/25/55	0.9%
Freddie Mac REMIC Trust - Class FA, 5.013%, 04/15/36	0.8%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 6.564%, 10/15/39	0.7%
BRSP Ltd. - Class B, 6.331%, 08/19/38	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000121361
Shareholder Report [Line Items]
Fund Name	Voya Short Duration Bond Fund
Class Name	Class R
Trading Symbol	VSTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R6, and W shares outperformed and Classes C and R shares underperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, offset partially by duration and yield curve decisions.

↑ Top contributors to performance: Contributions were primarily sourced from allocations to off-benchmark securitized credit sectors. This includes allocation to higher quality commercial mortgage-backed securities (CMBS) bonds & asset-backed securities (ABS), including collateralized loan obligations (CLOs). Allocation to corporate credit also contributed, primarily via high yield corporates.

↓ Top detractors from performance: Due to having a relatively long duration position for most of the year, the elevated treasury rates over the period meant it detracted from performance.

Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,040	$10,196	$10,104
2017	$10,130	$10,241	$10,176
2018	$10,140	$10,364	$10,200
2019	$10,403	$10,828	$10,509
2020	$10,385	$11,795	$10,985
2021	$11,041	$11,879	$11,158
2022	$10,705	$11,386	$10,833
2023	$10,602	$10,842	$10,861
2024	$10,975	$11,026	$11,240
2025	$11,569	$11,564	$11,871

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	5.42%	2.18%	1.47%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.61%	1.56%	1.73%

AssetsNet	$ 594,132,543
Holdings Count | Holding	672
InvestmentCompanyPortfolioTurnover	284.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$594,132,543 # of Portfolio Holdings672 Portfolio Turnover Rate284% Investment Advisory Fees Paid$1,447,059
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.1%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	10.1%
Collateralized Mortgage Obligations	12.6%
Commercial Mortgage-Backed Securities	13.3%
Asset-Backed Securities	16.5%
Corporate Bonds/Notes	45.3%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.875%, 03/31/27	7.5%
Fannie Mae REMIC Trust - Class FL, 5.790%, 12/25/54	2.8%
United States Treasury Notes, 3.875%, 03/15/28	1.9%
Fannie Mae REMIC Trust - Class FD, 5.790%, 06/25/54	1.6%
Freddie Mac REMIC Trust - Class DF, 5.790%, 05/25/54	0.9%
Fannie Mae REMIC Trust - Class FH, 5.590%, 01/25/55	0.9%
Freddie Mac REMIC Trust - Class FA, 5.013%, 04/15/36	0.8%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 6.564%, 10/15/39	0.7%
BRSP Ltd. - Class B, 6.331%, 08/19/38	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000129860
Shareholder Report [Line Items]
Fund Name	Voya Short Duration Bond Fund
Class Name	Class R6
Trading Symbol	IGZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R6, and W shares outperformed and Classes C and R shares underperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, offset partially by duration and yield curve decisions.

↑ Top contributors to performance: Contributions were primarily sourced from allocations to off-benchmark securitized credit sectors. This includes allocation to higher quality commercial mortgage-backed securities (CMBS) bonds & asset-backed securities (ABS), including collateralized loan obligations (CLOs). Allocation to corporate credit also contributed, primarily via high yield corporates.

↓ Top detractors from performance: Due to having a relatively long duration position for most of the year, the elevated treasury rates over the period meant it detracted from performance.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2015	$1,000,000	$1,000,000	$1,000,000
2016	$1,009,838	$1,019,600	$1,010,400
2017	$1,023,845	$1,024,088	$1,017,572
2018	$1,030,857	$1,036,376	$1,020,016
2019	$1,062,576	$1,082,804	$1,050,924
2020	$1,065,715	$1,179,500	$1,098,528
2021	$1,138,542	$1,187,872	$1,115,776
2022	$1,110,208	$1,138,576	$1,083,308
2023	$1,104,631	$1,084,152	$1,086,124
2024	$1,151,254	$1,102,560	$1,124,044
2025	$1,220,584	$1,156,360	$1,187,060

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	6.02%	2.75%	2.01%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.61%	1.56%	1.73%

AssetsNet	$ 594,132,543
Holdings Count | Holding	672
InvestmentCompanyPortfolioTurnover	284.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$594,132,543 # of Portfolio Holdings672 Portfolio Turnover Rate284% Investment Advisory Fees Paid$1,447,059
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.1%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	10.1%
Collateralized Mortgage Obligations	12.6%
Commercial Mortgage-Backed Securities	13.3%
Asset-Backed Securities	16.5%
Corporate Bonds/Notes	45.3%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.875%, 03/31/27	7.5%
Fannie Mae REMIC Trust - Class FL, 5.790%, 12/25/54	2.8%
United States Treasury Notes, 3.875%, 03/15/28	1.9%
Fannie Mae REMIC Trust - Class FD, 5.790%, 06/25/54	1.6%
Freddie Mac REMIC Trust - Class DF, 5.790%, 05/25/54	0.9%
Fannie Mae REMIC Trust - Class FH, 5.590%, 01/25/55	0.9%
Freddie Mac REMIC Trust - Class FA, 5.013%, 04/15/36	0.8%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 6.564%, 10/15/39	0.7%
BRSP Ltd. - Class B, 6.331%, 08/19/38	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000121362
Shareholder Report [Line Items]
Fund Name	Voya Short Duration Bond Fund
Class Name	Class W
Trading Symbol	IWSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R6, and W shares outperformed and Classes C and R shares underperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, offset partially by duration and yield curve decisions.

↑ Top contributors to performance: Contributions were primarily sourced from allocations to off-benchmark securitized credit sectors. This includes allocation to higher quality commercial mortgage-backed securities (CMBS) bonds & asset-backed securities (ABS), including collateralized loan obligations (CLOs). Allocation to corporate credit also contributed, primarily via high yield corporates.

↓ Top detractors from performance: Due to having a relatively long duration position for most of the year, the elevated treasury rates over the period meant it detracted from performance.

Line Graph [Table Text Block]
	Class W	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,090	$10,196	$10,104
2017	$10,233	$10,241	$10,176
2018	$10,284	$10,364	$10,200
2019	$10,625	$10,828	$10,509
2020	$10,637	$11,795	$10,985
2021	$11,365	$11,879	$11,158
2022	$11,063	$11,386	$10,833
2023	$11,011	$10,842	$10,861
2024	$11,468	$11,026	$11,240
2025	$12,137	$11,564	$11,871

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	5.83%	2.67%	1.96%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.61%	1.56%	1.73%

AssetsNet	$ 594,132,543
Holdings Count | Holding	672
InvestmentCompanyPortfolioTurnover	284.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$594,132,543 # of Portfolio Holdings672 Portfolio Turnover Rate284% Investment Advisory Fees Paid$1,447,059
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.1%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	10.1%
Collateralized Mortgage Obligations	12.6%
Commercial Mortgage-Backed Securities	13.3%
Asset-Backed Securities	16.5%
Corporate Bonds/Notes	45.3%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.875%, 03/31/27	7.5%
Fannie Mae REMIC Trust - Class FL, 5.790%, 12/25/54	2.8%
United States Treasury Notes, 3.875%, 03/15/28	1.9%
Fannie Mae REMIC Trust - Class FD, 5.790%, 06/25/54	1.6%
Freddie Mac REMIC Trust - Class DF, 5.790%, 05/25/54	0.9%
Fannie Mae REMIC Trust - Class FH, 5.590%, 01/25/55	0.9%
Freddie Mac REMIC Trust - Class FA, 5.013%, 04/15/36	0.8%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 6.564%, 10/15/39	0.7%
BRSP Ltd. - Class B, 6.331%, 08/19/38	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000119020
Shareholder Report [Line Items]
Fund Name	Voya Strategic Income Opportunities Fund
Class Name	Class A
Trading Symbol	ISIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the ICE BofA US Dollart 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation and security selection decisions, while duration and yield curve decisions detracted.

↑ Top contributors to performance: Overweight to securitized credit broadly contributed to performance, led by the non-agency residential mortgage-backed securities (RMBS) & single-family (SF) credit risk transfer (CRT) sector. The commercial mortgage-backed securities (CMBS) sector also provided strong contributions. Contributions were also sourced from allocation to corporate credit, particularly high yield as spreads in the sector tightened throughout the year.

↓ Top detractors from performance: Due to a relatively long duration position, the elevated treasury rates for the year detracted from performance. Foreign exchange (FX) decisions also detracted.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2015	$9,746	$10,000	$10,000	$10,000	$10,000
2016	$9,771	$10,025	$10,196	$10,033	$10,175
2017	$10,436	$10,709	$10,241	$10,107	$10,370
2018	$10,855	$11,138	$10,364	$10,230	$10,528
2019	$11,288	$11,582	$10,828	$10,483	$11,005
2020	$10,556	$10,832	$11,795	$10,733	$11,792
2021	$12,139	$12,455	$11,879	$10,801	$12,140
2022	$11,838	$12,147	$11,386	$10,807	$11,626
2023	$11,490	$11,790	$10,842	$11,065	$11,090
2024	$12,328	$12,649	$11,026	$11,658	$11,386
2025	$13,162	$13,505	$11,564	$12,264	$11,983

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	4.15%	3.99%	2.79%
Class A - Excluding Sales Charge	6.77%	4.51%	3.05%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	5.19%	2.70%	2.06%
Bloomberg U.S. Universal Bond Index	5.24%	0.32%	1.83%

AssetsNet	$ 2,103,427,379
Holdings Count | Holding	1,604
InvestmentCompanyPortfolioTurnover	283.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,103,427,379 # of Portfolio Holdings1,604 Portfolio Turnover Rate283% Investment Advisory Fees Paid10,024,561
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	1.2%
Sovereign Bonds	4.0%
U.S. Government Agency Obligations	6.0%
Bank Loans	6.8%
Asset-Backed Securities	12.7%
Commercial Mortgage-Backed Securities	17.9%
Corporate Bonds/Notes	18.7%
Collateralized Mortgage Obligations	29.0%

Largest Holdings [Text Block]

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.940%, 02/25/55	2.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.6%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Uniform Mortgage-Backed Securities, 6.500%, 04/01/55	1.1%
Mexican Udibonos, 2.750%, 11/27/31	1.0%
Ginnie Mae, 5.500%, 04/20/55	1.0%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.8%
Ginnie Mae, 4.500%, 04/20/55	0.8%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000119021
Shareholder Report [Line Items]
Fund Name	Voya Strategic Income Opportunities Fund
Class Name	Class C
Trading Symbol	ISICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$165	1.60%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the ICE BofA US Dollart 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation and security selection decisions, while duration and yield curve decisions detracted.

↑ Top contributors to performance: Overweight to securitized credit broadly contributed to performance, led by the non-agency residential mortgage-backed securities (RMBS) & single-family (SF) credit risk transfer (CRT) sector. The commercial mortgage-backed securities (CMBS) sector also provided strong contributions. Contributions were also sourced from allocation to corporate credit, particularly high yield as spreads in the sector tightened throughout the year.

↓ Top detractors from performance: Due to a relatively long duration position, the elevated treasury rates for the year detracted from performance. Foreign exchange (FX) decisions also detracted.

Line Graph [Table Text Block]
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$9,943	$9,943	$10,196	$10,033	$10,175
2017	$10,545	$10,545	$10,241	$10,107	$10,370
2018	$10,887	$10,887	$10,364	$10,230	$10,528
2019	$11,248	$11,248	$10,828	$10,483	$11,005
2020	$10,433	$10,433	$11,795	$10,733	$11,792
2021	$11,915	$11,915	$11,879	$10,801	$12,140
2022	$11,536	$11,536	$11,386	$10,807	$11,626
2023	$11,100	$11,100	$10,842	$11,065	$11,090
2024	$11,910	$11,910	$11,026	$11,658	$11,386
2025	$12,715	$12,715	$11,564	$12,264	$11,983

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	4.99%	3.76%	2.43%
Class C - Excluding Sales Charge	5.99%	3.76%	2.43%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	5.19%	2.70%	2.06%
Bloomberg U.S. Universal Bond Index	5.24%	0.32%	1.83%

AssetsNet	$ 2,103,427,379
Holdings Count | Holding	1,604
InvestmentCompanyPortfolioTurnover	283.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,103,427,379 # of Portfolio Holdings1,604 Portfolio Turnover Rate283% Investment Advisory Fees Paid10,024,561
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	1.2%
Sovereign Bonds	4.0%
U.S. Government Agency Obligations	6.0%
Bank Loans	6.8%
Asset-Backed Securities	12.7%
Commercial Mortgage-Backed Securities	17.9%
Corporate Bonds/Notes	18.7%
Collateralized Mortgage Obligations	29.0%

Largest Holdings [Text Block]

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.940%, 02/25/55	2.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.6%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Uniform Mortgage-Backed Securities, 6.500%, 04/01/55	1.1%
Mexican Udibonos, 2.750%, 11/27/31	1.0%
Ginnie Mae, 5.500%, 04/20/55	1.0%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.8%
Ginnie Mae, 4.500%, 04/20/55	0.8%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000119022
Shareholder Report [Line Items]
Fund Name	Voya Strategic Income Opportunities Fund
Class Name	Class I
Trading Symbol	IISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the ICE BofA US Dollart 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation and security selection decisions, while duration and yield curve decisions detracted.

↑ Top contributors to performance: Overweight to securitized credit broadly contributed to performance, led by the non-agency residential mortgage-backed securities (RMBS) & single-family (SF) credit risk transfer (CRT) sector. The commercial mortgage-backed securities (CMBS) sector also provided strong contributions. Contributions were also sourced from allocation to corporate credit, particularly high yield as spreads in the sector tightened throughout the year.

↓ Top detractors from performance: Due to a relatively long duration position, the elevated treasury rates for the year detracted from performance. Foreign exchange (FX) decisions also detracted.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$252,279	$254,900	$250,825	$254,375
2017	$270,907	$256,022	$252,681	$259,259
2018	$282,754	$259,094	$255,739	$263,200
2019	$295,257	$270,701	$262,081	$275,123
2020	$276,645	$294,875	$268,318	$294,794
2021	$319,109	$296,968	$270,036	$303,490
2022	$312,038	$284,644	$270,171	$290,653
2023	$303,171	$271,038	$276,628	$277,254
2024	$326,407	$275,640	$291,462	$284,658
2025	$349,322	$289,090	$306,598	$299,583

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	7.02%	4.78%	3.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	5.19%	2.70%	2.06%
Bloomberg U.S. Universal Bond Index	5.24%	0.32%	1.83%

AssetsNet	$ 2,103,427,379
Holdings Count | Holding	1,604
InvestmentCompanyPortfolioTurnover	283.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,103,427,379 # of Portfolio Holdings1,604 Portfolio Turnover Rate283% Investment Advisory Fees Paid10,024,561
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	1.2%
Sovereign Bonds	4.0%
U.S. Government Agency Obligations	6.0%
Bank Loans	6.8%
Asset-Backed Securities	12.7%
Commercial Mortgage-Backed Securities	17.9%
Corporate Bonds/Notes	18.7%
Collateralized Mortgage Obligations	29.0%

Largest Holdings [Text Block]

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.940%, 02/25/55	2.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.6%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Uniform Mortgage-Backed Securities, 6.500%, 04/01/55	1.1%
Mexican Udibonos, 2.750%, 11/27/31	1.0%
Ginnie Mae, 5.500%, 04/20/55	1.0%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.8%
Ginnie Mae, 4.500%, 04/20/55	0.8%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000119023
Shareholder Report [Line Items]
Fund Name	Voya Strategic Income Opportunities Fund
Class Name	Class R
Trading Symbol	ISIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the ICE BofA US Dollart 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation and security selection decisions, while duration and yield curve decisions detracted.

↑ Top contributors to performance: Overweight to securitized credit broadly contributed to performance, led by the non-agency residential mortgage-backed securities (RMBS) & single-family (SF) credit risk transfer (CRT) sector. The commercial mortgage-backed securities (CMBS) sector also provided strong contributions. Contributions were also sourced from allocation to corporate credit, particularly high yield as spreads in the sector tightened throughout the year.

↓ Top detractors from performance: Due to a relatively long duration position, the elevated treasury rates for the year detracted from performance. Foreign exchange (FX) decisions also detracted.

Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,017	$10,196	$10,033	$10,175
2017	$10,674	$10,241	$10,107	$10,370
2018	$11,075	$10,364	$10,230	$10,528
2019	$11,488	$10,828	$10,483	$11,005
2020	$10,707	$11,795	$10,733	$11,792
2021	$12,292	$11,879	$10,801	$12,140
2022	$11,953	$11,386	$10,807	$11,626
2023	$11,564	$10,842	$11,065	$11,090
2024	$12,392	$11,026	$11,658	$11,386
2025	$13,199	$11,564	$12,264	$11,983

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	6.51%	4.28%	2.81%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	5.19%	2.70%	2.06%
Bloomberg U.S. Universal Bond Index	5.24%	0.32%	1.83%

AssetsNet	$ 2,103,427,379
Holdings Count | Holding	1,604
InvestmentCompanyPortfolioTurnover	283.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,103,427,379 # of Portfolio Holdings1,604 Portfolio Turnover Rate283% Investment Advisory Fees Paid10,024,561
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	1.2%
Sovereign Bonds	4.0%
U.S. Government Agency Obligations	6.0%
Bank Loans	6.8%
Asset-Backed Securities	12.7%
Commercial Mortgage-Backed Securities	17.9%
Corporate Bonds/Notes	18.7%
Collateralized Mortgage Obligations	29.0%

Largest Holdings [Text Block]

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.940%, 02/25/55	2.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.6%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Uniform Mortgage-Backed Securities, 6.500%, 04/01/55	1.1%
Mexican Udibonos, 2.750%, 11/27/31	1.0%
Ginnie Mae, 5.500%, 04/20/55	1.0%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.8%
Ginnie Mae, 4.500%, 04/20/55	0.8%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000159021
Shareholder Report [Line Items]
Fund Name	Voya Strategic Income Opportunities Fund
Class Name	Class R6
Trading Symbol	VSIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the ICE BofA US Dollart 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation and security selection decisions, while duration and yield curve decisions detracted.

↑ Top contributors to performance: Overweight to securitized credit broadly contributed to performance, led by the non-agency residential mortgage-backed securities (RMBS) & single-family (SF) credit risk transfer (CRT) sector. The commercial mortgage-backed securities (CMBS) sector also provided strong contributions. Contributions were also sourced from allocation to corporate credit, particularly high yield as spreads in the sector tightened throughout the year.

↓ Top detractors from performance: Due to a relatively long duration position, the elevated treasury rates for the year detracted from performance. Foreign exchange (FX) decisions also detracted.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Index
10/23/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,002,196	$1,021,000	$1,001,664	$1,018,888
2017	$1,074,315	$1,025,492	$1,009,076	$1,038,448
2018	$1,121,655	$1,037,796	$1,021,288	$1,054,232
2019	$1,170,566	$1,084,288	$1,046,616	$1,101,988
2020	$1,097,076	$1,181,116	$1,071,524	$1,180,784
2021	$1,266,633	$1,189,504	$1,078,384	$1,215,616
2022	$1,239,103	$1,140,140	$1,078,920	$1,164,196
2023	$1,205,750	$1,085,640	$1,104,708	$1,110,524
2024	$1,297,719	$1,104,072	$1,163,948	$1,140,184
2025	$1,389,860	$1,157,948	$1,224,392	$1,199,964

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (10/23/2015)
Class R6	7.10%	4.84%	3.55%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.57%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	5.19%	2.70%	2.17%
Bloomberg U.S. Universal Index	5.24%	0.32%	1.95%

AssetsNet	$ 2,103,427,379
Holdings Count | Holding	1,604
InvestmentCompanyPortfolioTurnover	283.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,103,427,379 # of Portfolio Holdings1,604 Portfolio Turnover Rate283% Investment Advisory Fees Paid10,024,561
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	1.2%
Sovereign Bonds	4.0%
U.S. Government Agency Obligations	6.0%
Bank Loans	6.8%
Asset-Backed Securities	12.7%
Commercial Mortgage-Backed Securities	17.9%
Corporate Bonds/Notes	18.7%
Collateralized Mortgage Obligations	29.0%

Largest Holdings [Text Block]

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.940%, 02/25/55	2.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.6%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Uniform Mortgage-Backed Securities, 6.500%, 04/01/55	1.1%
Mexican Udibonos, 2.750%, 11/27/31	1.0%
Ginnie Mae, 5.500%, 04/20/55	1.0%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.8%
Ginnie Mae, 4.500%, 04/20/55	0.8%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000119024
Shareholder Report [Line Items]
Fund Name	Voya Strategic Income Opportunities Fund
Class Name	Class W
Trading Symbol	ISIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the ICE BofA US Dollart 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation and security selection decisions, while duration and yield curve decisions detracted.

↑ Top contributors to performance: Overweight to securitized credit broadly contributed to performance, led by the non-agency residential mortgage-backed securities (RMBS) & single-family (SF) credit risk transfer (CRT) sector. The commercial mortgage-backed securities (CMBS) sector also provided strong contributions. Contributions were also sourced from allocation to corporate credit, particularly high yield as spreads in the sector tightened throughout the year.

↓ Top detractors from performance: Due to a relatively long duration position, the elevated treasury rates for the year detracted from performance. Foreign exchange (FX) decisions also detracted.

Line Graph [Table Text Block]
	Class W	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,017	$10,196	$10,033	$10,175
2017	$10,738	$10,241	$10,107	$10,370
2018	$11,196	$10,364	$10,230	$10,528
2019	$11,683	$10,828	$10,483	$11,005
2020	$10,939	$11,795	$10,733	$11,792
2021	$12,627	$11,879	$10,801	$12,140
2022	$12,344	$11,386	$10,807	$11,626
2023	$11,994	$10,842	$11,065	$11,090
2024	$12,916	$11,026	$11,658	$11,386
2025	$13,825	$11,564	$12,264	$11,983

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	7.04%	4.79%	3.29%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	5.19%	2.70%	2.06%
Bloomberg U.S. Universal Bond Index	5.24%	0.32%	1.83%

AssetsNet	$ 2,103,427,379
Holdings Count | Holding	1,604
InvestmentCompanyPortfolioTurnover	283.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,103,427,379 # of Portfolio Holdings1,604 Portfolio Turnover Rate283% Investment Advisory Fees Paid10,024,561
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	1.2%
Sovereign Bonds	4.0%
U.S. Government Agency Obligations	6.0%
Bank Loans	6.8%
Asset-Backed Securities	12.7%
Commercial Mortgage-Backed Securities	17.9%
Corporate Bonds/Notes	18.7%
Collateralized Mortgage Obligations	29.0%

Largest Holdings [Text Block]

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.940%, 02/25/55	2.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.6%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Uniform Mortgage-Backed Securities, 6.500%, 04/01/55	1.1%
Mexican Udibonos, 2.750%, 11/27/31	1.0%
Ginnie Mae, 5.500%, 04/20/55	1.0%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.8%
Ginnie Mae, 4.500%, 04/20/55	0.8%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000240817
Shareholder Report [Line Items]
Fund Name	Voya VACS Series HYB Fund
Class Name	Portfolio
Trading Symbol	VVITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Series HYB Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund underperformed the Bloomberg High Yield - 2% Issuer Constrained Composite Index.

↑ Top contributors to performance: Security selection in select outperforming names in chemicals & in energy space due to preference for midstream over exploration and production (E&P). Lastly, security selection within utilities was additive.

↓ Top detractors from performance: Security selection in cable and satellite, primarily due to the avoidance of prior underperforming credits that rallied due to company-specific reasons.   Security selection in healthcare and pharma, primarily due to the owning select underperforming credits and avoiding stressed issuers that saw their price increase on idiosyncratic news.   Lastly, selection within utilities.

Line Graph [Table Text Block]
	Voya VACS Series HYB Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2/24/2023	$10,000	$10,000	$10,000
2023	$10,186	$10,267	$10,153
2024	$11,189	$10,442	$11,285
2025	$12,001	$10,951	$12,153

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (2/24/2023)
Voya VACS Series HYB Fund	7.26%	9.09%
Bloomberg U.S. Aggregate Bond Index	4.88%	4.49%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.69%	9.75%

AssetsNet	$ 170,612,617
Holdings Count | Holding	371
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$170,612,617 # of Portfolio Holdings371 Portfolio Turnover Rate86% Investment Advisory Fees Paid$0
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.0%
Bank Loans	5.2%
Corporate Bonds/Notes	91.8%

Largest Holdings [Text Block]

Top 10 Holdings

Sirius XM Radio, Inc., 5.000%, 08/01/27	0.9%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/31	0.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.6%
1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/29	0.6%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 03/15/33	0.6%
Univision Communications, Inc., 6.625%, 06/01/27	0.6%
Iron Mountain, Inc., 5.250%, 07/15/30	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%

Material Fund Change [Text Block]